1933 Act File No. 2-10415
1940 Act File No. 811-1

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                                                                                             X

Pre-Effective Amendment No.

Post-Effective Amendment No.   117                                                                                                                                   X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                                                                                   X

Amendment No.   57                                                                                                                                           X__

FEDERATED STOCK AND BOND FUND, INC.
(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania  15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire,
Federated Investors Tower,
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

  _ immediately upon filing pursuant to paragraph (b).
_X_ on September 5, 2008 pursuant to paragraph (b).
_ _ 60 days after filing pursuant to paragraph (a)(i).
___           on _________________ pursuant to paragraph (a)(i).
    75 days after filing pursuant to paragraph (a)(ii).
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

  X_ _ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 115 filed May 21, 2008 in their entirety.  (File Nos. 2-10415 and 811-1)

Item 23.  Exhibits

(a)
1	Conformed copy of Articles of Amendment to the Articles of Incorporation of the Registrant	(25)
2	Conformed copy of Articles Supplementary, to the Articles of Incorporation of the Registrant;	(25)
3	Form of Declaration of Trust of the Registrant;	(32)

(b)
1	Copy of Bylaws of the Registration as amended;	(14)
2	Amendment No. 13	(19)
3	Amendment No. 14	(19)
4	Amendment No. 15	(19)
5	Amendment No. 16	(22)
6	Amendment No. 17	(24)
7	Amendment No. 18	(25)
8	Amendment No. 19	(26)
9	Amendment No. 20	(28)
10	Form of By-Laws of the Registrant;	(32)

(c)
1	Copy of Specimen Certificate for Shares of Capital Stock of the Registrant;	(15)
2	Copy of Specimen Certificate for Shares of Capital Stock (Class B Shares) of the Registrant;	(15)
3	Copy of Specimen Certificate for Shares of Capital Stock (Class C Shares) of the Registrant;	(16)
4	As of September 1, 1997, Federated Securities Corp. stopped issuing share certificates.

(d)
1	Conformed copy of Investment Advisory Contract of the Registrant;	(13)
2	Conformed Copy of the Amendment to the Investment Advisory Contract of the Registrant;	(21)
3	Conformed copy of Assignment of Investment Advisory Contract of the Registrant;	(24)
4	Conformed copy of Sub-Advisory Agreement of the Registrant;	(24)
5	Conformed copy of Investment Advisory Contract of the Registrant;	(30)
6	Conformed copy of Sub-Advisory Agreement of the Registrant;	(30)
7	Conformed copy of Sub-Advisory Agreement of the Registrant;	(30)
8	Form of Investment Advisory Contract of the Registrant;	(32)
9	Form of Sub-Advisory Contract between the Registrant and Federated Equity Management Company of Pennsylvania;	(32)
10	Form of Sub-Advisory Contract between the Registrant and Federated Investment Management Company;	(32)

(e)
1	Conformed copy of Distributor’s Contract including Exhibit A of the Registrant;	(12)
2	Conformed copy of Exhibit B to the Distributor’s Contract of the Registrant;	(15)
3	Conformed Copy of Distributor’s Contract and Exhibit 1 to the Distributor’s Contract of the Registrant;	(18)
4
The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24 (b) (6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269)

5	Conformed Copy of Amendment dated June 01, 2001 to the Distributor’s Contract of the Registrant;	(21)
6	Conformed copy of Exhibit B to the Distributor’s Contract of the Registrant;	(23)
7	Conformed copy of Exhibit C to the Distributor's Contract of the Registrant;	(23)
8	Conformed copy of Amendment dated October 01, 2003 to the Distributor’s contract of the Registrant;	(24)

(f)	Not applicable

(g)
1	Conformed copy of Custodian Agreement of the Registrant;	(13)
2	Conformed copy of Custodian Fee Schedule;	(17)
3	Conformed copy of Amendment to Custodian Agreement of the Registrant;	(18)

(h)
1	Conformed copy of Amended and Restated Shareholder Services Agreement;	(17)
2	Conformed copy of Principal Shareholder Servicer’s Agreement (Class B Shares);	(18)
3	Conformed copy of Shareholder Services Agreement (Class B Shares);	(18)
4	The responses described in Item 23(e)(iv) are hereby incorporated by reference.
5
The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Shareholder Services Agreement from Item (h)(v) of the Investment Series Funds, Inc. Registration Statement on Form N-1A, filed with the Commission on January 23, 2002. (Files Nos. 33-48847 and 811-07021);

6
The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004.  (File Nos. 33-50773 and 811-7115);

7
The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Transfer Agency Services, Administrative Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387).

8
The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004.  (File Nos.  33-29838 and 811-5843.

9
The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A, revised 6/30/04, from Item 23(h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004.  (File Nos.  33-29838 and 811-5843.

10
The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(ix) of the Federated Total Return government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2005.  (File Nos. 33-60411 and 811-07309).

11
The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1. 2005 from Item 23(h)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005.  (File Nos. 33-29838 and 811-5843);

12
The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(viii)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2006 (File Nos. 33-60411 and 811-07309);

13	Conformed copy of the Financial Administration and Accounting Services Agreement;	(30)

(i)	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered	(9)

(j)
1	Conformed copy of Consent of Independent Registered Public Accounting Firm	(29)
2	Conformed copy of Consent of Independent Registered Public Accounting Firm;	(29)
3	Conformed copy of Consent of Independent Registered Public Accounting Firm;	(32)

(k)	Not Applicable

(l)	Conformed copy of Initial Capital Understanding

(m)
1	Copy of Distribution Plan of the Registrant dated February 12, 2004;	(25)
2	Conformed copy of Exhibit A to the Distribution Plan of the Registrant;	(25)
3	Conformed copy of Exhibit B to the Distribution Plan of the Registrant;	(25)
4	Conformed copy of Exhibit 1 Amendment to Distribution Plan of the Registrant (Class B Shares);	(18)
5	The responses described in Item 23(e)(iv) are hereby incorporated by reference

(n)
1	The Registrant hereby incorporates the Copy of the Multiple Class Plan and attached Exhibits from Item (n) of the Federated Short-Term Municipal Trust Registration Statement on Form N-1A, filed with the Commission on August 28, 2006. (File Nos. 2-72277 and 811-3181)	(12)
2	Copy of the Class A Shares Exhibit to the Multiple Class Plan	(30)
3	Copy of the Class B Shares Exhibit to the Multiple Class Plan	(30)
4	Copy of the Class C Shares Exhibit to the Multiple Class Plan	(30)

(o)
1	Conformed copy of Power of Attorney of the Registrant;	(22)
2	Conformed copy of Limited Power of Attorney of the Registrant;	(16)
3	Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant;	(22)
4	Conformed copy of Power of Attorney of Treasurer of the Registrant;	(19)
5	Conformed copy of Power of Attorney of Treasurer of the Registrant;	(26)
6	Conformed copy of Power of Attorney of a Director;	(26)
7	Conformed copy of Power of Attorney of a Director;	(27)
8	Conformed copy of Power of Attorney of a Director;	(27)
9	Conformed copy of Power of Attorney of a Director;	(31)

(p)
3	Items 23 (p) (i) and (ii) superseded by Item 23 (p) 4
4	Conformed Copy of the Federated Investors, Inc. Code of Ethics for Access Person, effective 1/1/2005, as revised 1/26/2005 and 8/19/2005;	(32)
+	Exhibit is being filed electronically with registration statement; indicate by footnote

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 2-10415 and 811-1)
9	PEA No. 52 filed on February 27, 1981.
12	PEA No. 83 filed on December 28, 1993.
13	PEA No. 85 filed on December 29, 1994.
14	PEA No. 87 filed on December 27, 1995
15	PEA No. 88 filed on July 1, 1996
16	PEA No. 91 filed on December 23, 1996
17	PEA No. 94 filed on October 31, 1997
18	PEA No. 96 filed on December 29, 1997
19	PEA No. 98 filed on December 30, 1998
20	PEA No. 101 filed on December 28, 2000
21	PEA No. 102 filed on December 26, 2001
22	PEA No. 103 filed on December 30, 2002
23	PEA No. 105 filed on April 01, 2003
24	PEA No. 106 filed on January 23, 2004
25	PEA No. 107 filed on November 12, 2004
26	PEA No. 109 filed on January 30, 2006
27	PEA No. 110 filed on November 15, 2006
28	PEA No. 111 filed on January 24, 2007
29	PEA No. 112 filed on January 26, 2007
30	PEA No. 113 filed on November 19, 2007
31	PEA No. 114 filed on January 28, 2008
32	PEA No. 115 filed on May 21, 2008

Item 24 Persons Controlled by or Under Common Control with the Fund:
None

Item 25 Indemnification
(1)

Item 26 Business and Other Connections of Investment Adviser:
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of one of the Trustees and one of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, and John B. Fisher, (Vice Chairman, Federated Investors, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779.  The business address of each of the Officers of the Investment Adviser is 175 Water Street, New York, New York 10038-4965.  These individuals are also officers of a majority of the Investment Advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

The remaining Officers of the Investment Adviser are:
Executive Vice President	Stephen F. Auth
Senior Vice Presidents:	Audrey Kaplan Philip J. Orlando Reiner M. Triltsch
Vice Presidents:	G. Andrew Bonnewell Regina Chi James Gordon Marc Halperin Aash M. Shah Leornardo A. Vila Richard A Winkowski, Jr.
Assistant Vice Presidents:	Timothy Goodger Ann Kruczek Keith Michaud Nichola Noriega Geoffrey Pazzanese
Secretary:	G. Andrew Bonnewell
Treasurer:	Thomas R. Donahue
Assistant Treasurer:	Denis McAuley, III

Item 27 Principal Underwriters:
(a)	Federated Securities Corp., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
Cash Trust Series, Inc.
Cash Trust Series II
Federated Adjustable Rate Securities Fund
Federated American Leaders Fund, Inc.
Federated Core Trust
Federated Core Trust II, L.P.
Federated Equity Funds
Federated Equity Income Fund, Inc.
Federated Fixed Income Securities, Inc.
Federated GNMA Trust
Federated Government Income Securities, Inc.
Federated High Income Bond Fund, Inc.
Federated High Yield Trust
Federated Income Securities Trust
Federated Income Trust
Federated Index Trust
Federated Institutional Trust
Federated Insurance Series
Federated Intermediate Government Fund, Inc.
Federated International Series, Inc.
Federated Investment Series Funds, Inc.
Federated Managed Allocation Portfolios
Federated Managed Pool Series
Federated MDT Series
Federated Municipal Securities Fund, Inc.
Federated Municipal Securities Income Trust
Federated Premier Intermediate Municipal Income Fund
Federated Premier Municipal Income Fund
Federated Short-Term Municipal Trust
Federated Stock and Bond Fund, Inc.
Federated Stock Trust
Federated Total Return Government Bond Fund
Federated Total Return Series, Inc.
Federated U.S. Government Bond Fund
Federated U.S. Government Securities Fund: 1-3 Years
Federated U.S. Government Securities Fund: 2-5 Years
Federated World Investment Series, Inc.
Intermediate Municipal Trust
Edward Jones Money Market Fund
Money Market Obligations Trust
(b)

(1) Name and Principal Business Address	(2) Positions and Offices with Distributor	(3) Positions and Offices With Registrant
Chairman:	Richard B. Fisher	Vice President
Executive Vice, Vice President, Assistant Secretary and Director:	Thomas R. Donahue
President and Director:	Thomas E. Territ
Vice President and Director:	Peter J. Germain
Treasurer and Director:	Denis McAuley III
Senior Vice Presidents:
Michael Bappert
Marc Benacci
Richard W. Boyd
Bryan Burke
Charles L. Davis, Jr.
Laura M. Deger
Peter W. Eisenbrandt
Theodore Fadool, Jr.
Bruce Hastings
James M. Heaton
Harry J. Kennedy
Michael Koenig
Anne H. Kruczek
Amy Michaliszyn
Richard C. Mihm
Keith Nixon
Rich Paulson
Solon A. Person, IV
Chris Prado
Brian S. Ronayne
Colin B. Starks
F. Andrew Thinnes
Robert F. Tousignant
William C. Tustin
Paul Uhlman

Vice Presidents:
Irving Anderson
Dan Berry
John B. Bohnet
Edward R. Bozek
Edwin J. Brooks, III
Jane E. Broeren-Lambesis
Daniel Brown
Mark Carroll
Dan Casey
Scott Charlton
Steven R. Cohen
James Conely
Kevin J. Crenny
G. Michael Cullen
Beth C. Dell
Ron Dorman
Donald C. Edwards
Timothy Franklin
Jamie Getz
Scott Gundersen
Peter Gustini
Dayna C. Haferkamp
Raymond J. Hanley
Vincent L. Harper, Jr.
Jeffrey S. Jones
Ed Koontz
Christopher A. Layton
Michael H. Liss
Michael R. Manning
Michael Marcin
Martin J. McCaffrey
Mary A. McCaffrey
Joseph McGinley
Vincent T. Morrow
John C. Mosko
Doris T. Muller
Alec H. Neilly
Rebecca Nelson
John A. O’Neill
James E. Ostrowski
Stephen Otto
Mark Patsy
Robert F. Phillips
Josh Rasmussen
Richard A. Recker
Ronald Reich
Christopher Renwick
Diane M. Robinson
Timothy A. Rosewicz
Thomas S. Schinabeck
Edward J. Segura
Peter Siconolfi
Edward L. Smith
John A. Staley
Jack L. Streich
Mark Strubel
Michael Vahl
David Wasik
G. Walter Whalen
Stephen White
Lewis Williams
Edward J. Wojnarowski
Michael P. Wolff
Erik Zettlemayer
Paul Zuber

Assistant Vice Presidents:	Robert W. Bauman Chris Jackson William Rose
Secretary:	C. Todd Gibson
Assistant Treasurer:	Lori A. Hensler Richard A. Novak

(c)	Not Applicable

Item 28 Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant
Reed Smith LLP
Investment Management Group (IMG)
Federated Investors Tower
12th Floor
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
(Notices should be sent to the Agent for Service at above address)
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA  15237

Federated Services Company (“Administrator”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Global Investment Management Corp. (“Adviser”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Equity Management Company of Pennsylvania and Federated Investment Management Company (“Sub-Advisers”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
State Street Bank and Trust Company (“Transfer Agent, Dividend Disbursing Agent” and “Custodian”)	P.O. Box 8600 Boston, MA 02266-8600

Item 29 Management Services: Not applicable.

Item 30 Undertakings:
Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED STOCK AND BOND FUND, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the August 15, 2008.

FEDERATED STOCK AND BOND FUND, INC.
BY: /s/ Todd P. Zerega Todd P. Zerega, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ Todd P. Zerega Todd P. Zerega Assistant Secretary	Attorney In Fact For the Persons Listed Below	August 15, 2008
John F. Donahue *	Trustee
Christopher Donahue *	President and Trustee (Principal Executive Officer)
Richard A. Novak*	Treasurer (Principal Financial Officer)
Thomas G. Bigley*	Trustee
John T. Conroy, Jr.*	Trustee
Nicholas P. Constantakis*	Trustee
John F. Cunningham*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
John E. Murray, Jr., J.D., S.J.D.*	Trustee
R. James Nicholson	Trustee
Thomas O’Neill*	Trustee
Marjorie P. Smuts*	Trustee
John S. Walsh*	Trustee
James F. Will*	Trustee
*By Power of Attorney